UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Instititional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
ADJUSTABLE RATE INCOME PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.2%
	Banc of America Mortgage Securities Inc.:
$15,787	5.137% due 7/25/33 (a)	$12,578
10,734	6.103% due 2/25/34 (a)	8,874
100,606	4.443% due 2/25/35 (a)	74,650
32,591	Bear Stearns Alternate-A Trust, 1.229% due 11/25/34 (a)	6,879
	Bear Stearns ARM Trust:
63,621	5.940% due 2/25/35 (a)	43,684
228,867	4.872% due 8/25/35 (a)	120,721
198,229	Bear Stearns Asset-Backed Securities Trust, 0.989% due 10/25/33 (a)	161,167
141,601	Bear Stearns Second Lien Trust, 0.609% due 12/25/36 (a)(b)	76,403
	Countrywide Alternative Loan Trust:
160,522	0.589% due 7/20/35 (a)	79,630
426,952	0.719% due 11/20/35 (a)	215,562
197,721	0.659% due 1/25/36 (a)	92,620
66,471	0.639% due 6/25/37 (a)	25,289
189,533	0.599% due 6/25/46 (a)	78,371
269,099	0.579% due 9/25/46 (a)	96,178
419,186	0.549% due 2/25/47 (a)	184,433
	Countrywide Home Loan Mortgage Pass-Through Trust:
66,595	0.889% due 12/25/17 (a)	60,960
29,473	4.928% due 6/19/31 (a)	29,460
189,128	Countrywide Home Loans, 0.639% due 3/25/36 (a)	85,818
220,128	Deutsche Mortgage Securities Inc., 0.839% due 6/25/34 (a)	169,697
	Federal National Mortgage Association (FNMA):
118,030	0.689% due 10/25/35 (a)(c)	115,343
	Grantor Trust:
199,262	5.414% due 10/25/40 (a)(c)	206,960
75,320	5.461% due 3/25/42 (a)(c)	69,108
	REMIC Trust:
105,283	3.470% due 3/25/27 (a)(c)	90,934
28,602	0.689% due 1/25/34 (a)(c)	27,891
173,619	PAC, 0.789% due 8/25/33 (a)(c)	170,680
	Whole Loan:
49,246	0.739% due 9/25/42 (a)(c)	42,815
51,685	5.551% due 1/25/43 (a)(c)	48,170
150,969	First Horizon Alternative Mortgage Securities, 5.412% due 2/25/36 (a)	83,766
	Harborview Mortgage Loan Trust:
355,255	0.689% due 9/19/35 (a)	166,515
234,883	1.129% due 2/19/36 (a)	108,660
132,529	0.514% due 11/19/46 (a)	52,857
416,416	0.484% due 1/25/47 (a)	184,053
333,133	0.504% due 1/25/47 (a)	63,608
333,133	0.534% due 1/25/47 (a)	75,329
	IMPAC CMB Trust:
23,900	1.389% due 10/25/33 (a)	19,783
227,902	0.649% due 11/25/35 (a)	108,049
65,600	IMPAC Secured Assets Corp., 0.789% due 11/25/34 (a)	34,253
252,378	Indymac Index Mortgage Loan Trust, 5.327% due 10/25/35 (a)	141,969
53,265	Lehman Structured Securities Corp., 0.729% due 9/26/45 (a)(b)	34,971
261,494	Lehman XS Trust, 0.649% due 2/25/46 (a)	108,874
161,211	MASTR Alternative Loans Trust, PAC, 0.789% due 11/25/33 (a)	123,759
25,522	MASTR ARM Trust, 5.513% due 12/25/33 (a)	16,185
142,855	Merrill Lynch Mortgage Investors Inc., 4.486% due 2/25/35 (a)	116,459
154,800	New York Mortgage Trust Inc., 0.719% due 8/25/35 (a)	115,586
400,000	Residential Accredit Loans Inc., 0.594% due 9/25/46 (a)	130,984
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.2% (continued)
	Residential Asset Securitization Trust, PAC:
$43,056	0.839% due 11/25/33 (a)	$34,720
184,763	0.789% due 5/25/34 (a)	137,565
48,948	0.739% due 8/25/34 (a)	48,400
60,698	Residential Funding Mortgage Securities I Trust, 0.789% due 6/25/33 (a)	54,033
	Sequoia Mortgage Trust:
6,189	4.512% due 9/20/32 (a)	4,714
149,927	1.019% due 6/20/33 (a)	104,995
	Structured ARM Loan Trust:
8,432	0.699% due 2/25/34 (a)	6,548
15,911	0.794% due 6/25/34 (a)	8,626
16,582	3.999% due 11/25/34 (a)	10,623
	Structured Asset Mortgage Investments Inc.:
63,070	0.729% due 12/19/33 (a)	41,047
25,037	5.637% due 8/25/35 (a)	14,456
108,546	0.769% due 12/27/35 (a)	34,378
108,545	4.639% due 12/27/35 (a)	67,618
298,158	0.579% due 7/25/46 (a)	95,947
129,914	0.589% due 9/25/47 (a)	107,642
	Structured Asset Securities Corp.:
42,129	1.389% due 3/25/28 (a)	36,101
83,864	1.329% due 8/25/28 (a)	70,402
19,992	5.116% due 5/25/32 (a)	19,152
65,405	6.001% due 8/25/32 (a)	65,107
23,765	0.889% due 4/25/33 (a)	18,945
66,256	0.789% due 9/25/33 (a)(b)	53,874
103,561	5.786% due 6/25/35 (a)(b)(d)	72,521
16,452	Thornburg Mortgage Securities Trust, 0.839% due 3/25/44 (a)	14,725
151,873	Wachovia Mortgage Loan Trust LLC, 5.311% due 8/20/35 (a)	76,511
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
179,702	3.023% due 5/25/46 (a)	70,982
378,916	3.013% due 8/25/46 (a)	147,777
	Washington Mutual Inc., Pass-Through Certificates:
153,544	0.789% due 7/25/18 (a)	151,321
128,477	5.917% due 9/25/36 (a)	78,518
50,102	3.453% due 4/25/44 (a)	29,924
232,343	0.709% due 8/25/45 (a)	126,494
164,325	0.659% due 12/25/45 (a)	75,557
57,643	Washington Mutual Mortgage Pass-Through Certificates, 5.337% due 11/25/30 (a)	46,459
	Wells Fargo Mortgage Backed Securities Trust:
125,310	4.642% due 11/25/34 (a)	116,630
274,656	PAC, 0.789% due 5/25/33 (a)	249,890

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $11,164,181)	6,372,737

ASSET-BACKED SECURITIES — 20.1%
FINANCIALS — 20.1%
Automobiles — 1.3%
311,312	AmeriCredit Automobile Receivables Trust, 0.510% due 5/6/12 (a)	277,972

Diversified Financial Services — 0.2%
	Business Loan Express:
95,261	1.039% due 6/25/28 (a)(b)	10,604
37,419	1.283% due 5/15/29 (a)(b)	16,272
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

Diversified Financial Services — 0.2% (continued)
$28,671	1.189% due 1/25/32 (a)(b)	$18,083

	Total Diversified Financial Services	44,959

Home Equity — 17.9%
5,278	Ameriquest Mortgage Securities Inc., 0.759% due 9/25/34 (a)	5,145
51,175	Argent Securities Inc., 0.779% due 10/25/34 (a)	33,746
66,219	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.873% due 11/15/31 (a)	52,299
855,433	Bear Stearns Asset-Backed Securities I Trust, 0.789% due 9/25/34 (a)	772,265
	Bear Stearns Asset-Backed Securities Inc.:
46,750	0.869% due 10/25/33 (a)	39,744
195,938	0.839% due 12/25/33 (a)	144,937
158,275	0.889% due 11/25/42 (a)	111,587
85,845	CDC Mortgage Capital Trust, 1.009% due 1/25/33 (a)	54,802
16,146	Cendant Mortgage Corp., 0.939% due 7/25/43 (a)(b)	15,767
	Countrywide Asset-Backed Certificates:
210,944	0.839% due 11/25/34 (a)	150,232
171,626	0.719% due 7/25/36 (a)(b)	102,083
122,962	0.739% due 5/25/46 (a)(b)	88,631
70,848	Countrywide Home Equity Loan Trust, 0.623% due 12/15/33 (a)	30,091
88,896	EMC Mortgage Loan Trust, 0.939% due 3/25/31 (a)(b)	71,864
78,917	GMAC Mortgage Corp. Loan Trust, 0.599% due 11/25/36 (a)(d)	45,780
166,874	Green Tree, 7.000% due 4/25/38 (a)(b)(d)	146,849
159,931	GSAMP Trust, 0.689% due 5/25/36 (a)(b)(d)	81,571
94,048	IXIS Real Estate Capital Trust, 0.759% due 12/25/35 (a)	88,053
297,283	Lehman XS Trust, 0.629% due 11/25/46 (a)	65,208
147,993	Merrill Lynch Mortgage Investors Trust, 0.669% due 1/25/47 (a)	124,354
390,000	New Century Home Equity Loan Trust, 1.009% due 8/25/34 (a)	221,211
357,807	Option One Mortgage Loan Trust, 1.229% due 2/25/33 (a)	221,027
	RAAC Series:
165,349	0.659% due 5/25/36 (a)(b)	125,594
149,377	0.639% due 2/25/37 (a)(b)(d)	94,158
249,560	0.679% due 1/25/46 (a)(b)	163,407
	Renaissance Home Equity Loan Trust:
135,432	0.829% due 8/25/33 (a)	97,515
179,675	0.889% due 12/25/33 (a)	134,228
67,315	Residential Asset Securities Corp., 0.889% due 7/25/32 (a)	33,871
	SACO I Trust:
73,286	0.669% due 11/25/20 (a)	43,171
5,607	0.589% due 4/25/35 (a)(b)	1,867
28,190	0.909% due 9/25/35 (a)	9,809
158,926	0.539% due 4/25/36 (a)	30,396
140,591	0.649% due 6/25/36 (a)	67,076
19,448	Saxon Asset Securities Trust, 0.889% due 3/25/32 (a)	14,843
3,675	Soundview Home Equity Loan Trust, 0.839% due 8/25/31 (a)	3,653
4,045	Specialty Underwriting & Residential Finance Trust, 1.069% due 1/25/34 (a)	2,892
46,943	Structured Asset Investment Loan Trust, 1.069% due 1/25/33 (a)	29,788
197,773	Truman Capital Mortgage Loan Trust, 0.819% due 3/25/37 (a)(b)(d)	123,920
30,177	Wachovia Asset Securitization Inc., 0.679% due 3/25/33 (a)	13,723

	Total Home Equity	3,657,157

Other — 0.1%
25,412	Lehman XS Trust, 0.539% due 8/25/35 (a)	24,574

Student Loan — 0.6%
134,534	Carrington Mortgage Loan Trust, 0.709% due 10/25/35 (a)	116,673

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $6,040,937)	4,121,335

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 12.0%
CONSUMER DISCRETIONARY — 2.1%
Auto Components — 0.0%
	Visteon Corp., Senior Notes:
$4,000	8.250% due 8/1/10	$740
9,000	12.250% due 12/31/16 (b)	1,035

	Total Auto Components	1,775

Automobiles — 0.9%
200,000	DaimlerChrysler NA, LLC., Medium-Term Notes, 3.643% due 8/3/09 (a)	193,055

Hotels, Restaurants & Leisure — 0.1%
5,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	27
50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12	9,750

	Total Hotels, Restaurants & Leisure	9,777

Media — 1.1%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	3,275
15,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)	2,700
20,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	18,250
5,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	181
10,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17	1,050
200,000	Viacom Inc., Senior Notes, 2.271% due 6/16/09 (a)	197,270

	Total Media	222,726

Multiline Retail — 0.0%
5,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (g)	4,625
5,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (g)	2,250

	Total Multiline Retail	6,875

Textiles, Apparel & Luxury Goods — 0.0%
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,265

	TOTAL CONSUMER DISCRETIONARY	436,473

ENERGY — 3.0%
Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	3,525

Oil, Gas & Consumable Fuels — 3.0%
200,000	Anadarko Petroleum Corp., Senior Notes, 2.396% due 9/15/09 (a)	196,488
5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,650
10,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68 (a)	5,608
5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,225
40,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	18,600
410,000	Pemex Project Funding Master Trust, Senior Notes, 2.820% due 12/3/12 (a)(b)	352,600
	Williams Cos. Inc., Notes:
10,000	6.443% due 5/1/09 (a)(b)	9,971
10,000	8.750% due 3/15/32	9,171

	Total Oil, Gas & Consumable Fuels	600,313

	TOTAL ENERGY	603,838

FINANCIALS — 3.3%
Capital Markets — 0.9%
200,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (b)(e)	15,000
160,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 4.018% due 5/20/09 (a)	159,272

	Total Capital Markets	174,272

Commercial Banks — 1.4%
200,000	Glitnir Banki HF, Bond, 3.255% due 1/18/12 (a)(b)(e)	15,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value

Commercial Banks — 1.4% (continued)
	HSBC Bank PLC, (Credit Linked to JSC Bank TuranAlem), Medium-Term Notes:
$200,000	3.973% due 7/20/12 (a)(b)(d)	$96,204
20,000	7.468% due 8/20/12 (a)(d)	10,600
20,000	7.718% due 8/20/12 (a)(d)	10,696
200,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09 (a)(b)(e)	1,000
100,000	RSHB Capital, Loan Participation Notes, 6.299% due 5/15/17 (b)	63,000
100,000	VTB Capital SA, Loan Participation Notes, 4.559% due 11/2/09 (a)(b)	97,901

	Total Commercial Banks	294,401

Consumer Finance — 0.2%
70,000	GMAC LLC, 7.500% due 12/31/13 (b)	41,332

Diversified Financial Services — 0.8%
10,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (b)	6,750
177,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 5.085% due 2/11/11 (a)(d)	147,509

	Total Diversified Financial Services	154,259

Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	1,200

	TOTAL FINANCIALS	665,464

HEALTH CARE — 0.5%
Health Care Providers & Services — 0.5%
5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,850
93,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (g)	78,352
30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	24,300
5,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (a)(g)	2,525

	Total Health Care Providers & Services	110,027

Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)(f)	50

	TOTAL HEALTH CARE	110,077

INDUSTRIALS — 0.2%
Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (g)	2,550

Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	3,550

Building Products — 0.1%
20,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 17.016% due 3/1/14	9,100

Commercial Services & Supplies — 0.0%
10,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	6,375

Road & Rail — 0.0%
10,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	5,263

Trading Companies & Distributors — 0.1%
5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	3,000
10,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	5,050

	Total Trading Companies & Distributors	8,050

Transportation Infrastructure — 0.0%
5,000	Swift Transportation Co., Senior Secured Notes, 9.899% due 5/15/15 (a)(b)	425

	TOTAL INDUSTRIALS	35,313

INFORMATION TECHNOLOGY — 0.0%
IT Services — 0.0%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	6,850

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 12.0% (continued)
MATERIALS — 0.1%
Chemicals — 0.0%
$5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	$775

Containers & Packaging — 0.0%
5,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	3,850

Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	8,311
5,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (b)	3,150

	Total Metals & Mining	11,461

Paper & Forest Products — 0.0%
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	3,388
5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	2,875

	Total Paper & Forest Products	6,263

	TOTAL MATERIALS	22,349

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 1.1%
	Frontier Communications Corp.:
5,000	Debentures, 7.050% due 10/1/46	2,800
10,000	Senior Notes, 7.875% due 1/15/27	7,463
25,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	24,031
5,000	Level 3 Financing Inc., 9.250% due 11/1/14	3,650
5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	4,075
20,000	Qwest Corp., Notes, 5.246% due 6/15/13 (a)	17,200
200,000	Telecom Italia Capital, Senior Notes, 1.753% due 7/18/11 (a)	169,878

	Total Diversified Telecommunication Services	229,097

Wireless Telecommunication Services — 0.9%
200,000	Vodafone Group PLC, Notes, 2.461% due 2/27/12 (a)	174,600

	TOTAL TELECOMMUNICATION SERVICES	403,697

UTILITIES — 0.8%
Electric Utilities — 0.1%
40,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)(g)	23,000

Independent Power Producers & Energy Traders — 0.7%
40,000	AES Corp., Senior Notes, 7.750% due 10/15/15	37,700
15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	11,700
20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	16,350
120,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (b)(g)	70,200
10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	9,400

	Total Independent Power Producers & Energy Traders	145,350

	TOTAL UTILITIES	168,350

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $3,671,455)	2,452,411

COLLATERALIZED SENIOR LOANS — 11.3%
CONSUMER DISCRETIONARY — 4.4%
Media — 2.7%
495,000	Charter Communications, Term Loan B, 3.049% due 3/15/14 (a)(g)	379,912
492,462	Idearc Inc., Term Loan B, Senior Notes, 4.786% due 11/1/14 (a)(g)	171,008

	Total Media	550,920

Multiline Retail — 1.7%
500,000	Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13 (a)(g)	346,458

	TOTAL CONSUMER DISCRETIONARY	897,378

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

COLLATERALIZED SENIOR LOANS — 11.3% (continued)
HEALTH CARE — 1.6%
Health Care Providers & Services — 1.6%
$470,244	Health Management Association, Term Loan B, 3.209% due 1/16/14 (a)(g)	$337,568

MATERIALS — 1.9%
Paper & Forest Products — 1.9%
440,556	Georgia-Pacific Corp., Term Loan, 4.178% due 12/23/13 (a)(g)	381,356

TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 1.5%
342,405	Cablevision Systems Corp., Term Loan B, 2.083% due 3/30/13 (a)(g)	309,734

UTILITIES — 1.9%
Independent Power Producers & Energy Traders — 1.9%
422,511	NRG Energy Inc., Term Loan, 5.262% due 2/1/13 (a)(g)	392,503

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $3,053,620)	2,318,539

MORTGAGE-BACKED SECURITIES — 5.2%
FHLMC — 0.6%
114,698	Federal Home Loan Mortgage Corp. (FHLMC), 4.713% due 1/1/27 (a)(c)	113,793

FNMA — 4.6%
	Federal National Mortgage Association (FNMA):
396,181	5.165% due 9/1/35 (a)(c)	409,804
530,000	5.000% due 2/12/39 (c)(h)	538,861

	TOTAL FNMA	948,665

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $1,059,179)	1,062,458

SOVEREIGN BOND — 0.9%
Russia — 0.9%
192,080	Russian Federation, 7.500% due 3/31/30 (b) (Cost — $217,424)	179,574

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.4%
U.S. Government Agencies — 17.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
88,043	4.871% due 2/1/23 (a)(c)	87,332
189,102	4.868% due 4/1/26 (a)(c)	188,443
34,888	5.387% due 7/1/29 (a)(c)	34,759
51,325	5.025% due 8/1/30 (a)(c)	50,759
26,505	4.948% due 10/1/33 (a)(c)	26,323
155,821	One Year LIBOR, 4.551% due 5/1/33 (a)(c)	157,223
	Federal National Mortgage Association (FNMA):
137,085	12.000% due 4/20/16 (c)	161,258
	One Year CMT ARM:
131,190	4.538% due 8/1/15 (a)(c)	129,259
114,897	4.034% due 4/1/20 (a)(c)	113,923
138,807	4.940% due 11/1/25 (a)(c)	137,876
197,762	5.168% due 1/1/26 (a)(c)	196,349
230,886	5.005% due 7/1/26 (a)(c)	230,845
624,968	4.711% due 5/1/28 (a)(c)	618,816
59,403	5.044% due 5/1/28 (a)(c)	58,713
102,768	5.192% due 9/1/30 (a)(c)	101,913
31,223	4.820% due 9/1/32 (a)(c)	31,500
6,999	6.040% due 1/1/33 (a)(c)	7,005
27,461	5.213% due 2/1/33 (a)(c)	27,298
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 17.4% (continued)
$28,993	4.706% due 5/1/33 (a)(c)	$29,119
109,719	4.715% due 9/1/33 (a)(c)	110,045
	One Year LIBOR:
8,246	5.137% due 1/1/33 (a)(c)	8,184
82,876	4.445% due 7/1/33 (a)(c)	83,627
53,604	5.193% due 10/1/33 (a)(c)	54,807
169,742	4.686% due 10/1/34 (a)(c)	172,218
	Six Month LIBOR:
79,926	4.350% due 4/1/33 (a)(c)	79,585
36,199	5.392% due 5/1/33 (a)(c)	36,555
16,910	4.811% due 6/1/33 (a)(c)	16,935
262,316	4.506% due 10/1/34 (a)(c)	271,554
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
55,939	5.375% due 5/20/26 (a)	56,908
20,538	5.375% due 5/20/32 (a)	20,829
117,426	5.000% due 1/20/35 (a)	118,305
142,833	3.625% due 2/20/35 (a)	141,120

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,581,496)	3,559,385

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.4%
79,002	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17 (i)
	(Cost — $77,053)	80,558

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $28,865,345)	20,146,997

SHORT-TERM INVESTMENTS — 3.3%
U.S. Government Agency — 0.9%
183,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.351% due 5/18/09 (c)(i)(j) (Cost — $182,813)	182,837

Repurchase Agreement — 2.4%
490,000	Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity — $490,009; (Fully collateralized by U.S. government agency obligation, 5.000% due 12/14/18; Market value — $503,409) (Cost — $490,000)	490,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $672,813)	672,837

	TOTAL INVESTMENTS — 101.8% (Cost — $29,538,158#)	20,819,834
	Liabilities in Excess of Other Assets — (1.8)%	(377,523)

	TOTAL NET ASSETS — 100.0%	$20,442,311

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Security is currently in default.

(f)	Illiquid security.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$20,819,834	—	$20,672,985	$146,849
Other financial instruments*	116,585	$116,585	—	—

Total	$20,936,419	$116,585	$20,672,985	$146,849

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) continued
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in securities
Balance as of October 31, 2008	$393,758

Accrued premiums/discounts	33
Realized gain (loss)	459
Change in unrealized appreciation (depreciation)	(14,937)
Net purchases (sales)	(13,126)
Transfers in and/or out of Level 3	(219,338)

Balance as of January 31, 2009	$146,849

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Mortgage Dollar Rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) continued
(e) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments resulting in a lack of correlation between their credit ratings and values.
Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,102
Gross unrealized depreciation	(8,764,426)

Net unrealized depreciation	$(8,718,324)

At January 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
90-Day Eurodollar	13	3/09	$3,144,465	$3,209,538	$65,073
90-Day Eurodollar	16	6/09	3,854,380	3,949,400	95,020
90-Day Eurodollar	11	9/10	2,700,000	2,689,500	(10,500)
U.S. Treasury 5-Year Notes	14	3/09	1,687,414	1,654,406	(33,008)

Net Unrealized Gain on Open Futures Contracts					$116,585

At January 31, 2008, the Portfolio held TBA securities with a total cost of $545,857.
3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 26, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date:	March 26, 2009